Regulatory and Agency Capital Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Wells Fargo & Company [Member] | Advanced Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 146,363	$ 154,765
Tier 1	167,866	178,209
Total	198,798	210,333
Assets:
Risk-weighted	1,177,350	1,199,545
Adjusted average	$ 1,850,299	$ 1,905,568
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	12.43%	12.90%
Tier 1 capital	14.26%	14.86%
Total capital	16.89%	17.53%
Tier 1 leverage	9.07%	9.35%
Wells Fargo & Company [Member] | Standardized Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 146,363	$ 154,765
Tier 1	167,866	178,209
Total	207,041	220,097
Assets:
Risk-weighted	1,247,210	1,260,663
Adjusted average	$ 1,850,299	$ 1,905,568
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	11.74%	12.28%
Tier 1 capital	13.46%	14.14%
Total capital	16.60%	17.46%
Tier 1 leverage	9.07%	9.35%
Wells Fargo Bank, NA [Member] | Advanced Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 142,685	$ 143,292
Tier 1	142,685	143,292
Total	155,558	156,661
Assets:
Risk-weighted	1,058,653	1,090,360
Adjusted average	$ 1,652,009	$ 1,708,828
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	13.48%	13.14%
Tier 1 capital	13.48%	13.14%
Total capital	14.69%	14.37%
Tier 1 leverage	8.64%	8.39%
Wells Fargo Bank, NA [Member] | Standardized Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 142,685	$ 143,292
Tier 1	142,685	143,292
Total	163,380	165,734
Assets:
Risk-weighted	1,154,182	1,169,863
Adjusted average	$ 1,652,009	$ 1,708,828
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	12.36%	12.25%
Tier 1 capital	12.36%	12.25%
Total capital	14.16%	14.17%
Tier 1 leverage	8.64%	8.39%